Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations

Note 6 — Discontinued Operations

Cultivation Business Discontinued Operations

On December 31, 2024, the Company executed and closed the Purchase Agreement with CP for the sale of assets relating to the Company’s Cultivation Business. The consideration for the sale of the Cultivation Business consisted of the assumption by CP of all the Company’s secured indebtedness currently held by CP with an aggregate amount of principal and accrued interest of approximately $7 million, as well as certain other liabilities related to the Cultivation Business. The sale represents efforts to strategically shift the Company’s direction to focus on its hemp-related business operations. As a result, the Cultivation Business has been presented as discontinued operations in the consolidated financial statements for all periods presented.

The disposition resulted in a loss on sale of $11.9 million, which was recorded in Loss on disposal of Cultivation business in the consolidated statement of operations for the period ended December 31, 2024. The operating results of the Cultivation Business were reported as a net loss from discontinued operations in the consolidated statements of operations through December 31, 2024, the date of disposition, and were considered material. The net loss from discontinued operations for the period ended December 31, 2023 represents the Cultivation Business’ operating results from the prior year. The assets and liabilities related to the Cultivation Business have been separately classified in the accompanying consolidated balance sheet as of December 31, 2023 and 2024.

Extraction Business Discontinued Operations

On March 30, 2025, the Company approved the discontinuation and wind down of its legacy Extraction Business. As a result, all operations associated with the Extraction Business have ceased as of March 31, 2025, and the Company has initiated the sale or disposal of all remaining assets related to the Extraction Business. In addition, all outstanding contracts associated with the Extraction Business have been or are in the process of being terminated in accordance with their respective terms. In connection with the discontinuation of the business, the Company reduced its workforce by nine employees on April 1, 2025. The discontinuation of the legacy Extraction Business represents efforts to strategically shift the Company’s direction to support the continued expansion of its hemp-derived products business operations. As a result, the Extraction Business has been presented as discontinued operations in the consolidated financial statements for all periods presented. The operating results of the Extraction Business were reported as a net loss from discontinued operations in the consolidated statements of operations for the years ended December 31, 2024 and 2023, and were considered material. The assets and liabilities related to the Extraction Business have been separately classified in the accompanying consolidated balance sheet as of December 31, 2024 and 2023.

The Discontinued Operations resulted in a loss of $6.6 million and $6.7 million, which was recorded in net loss from discontinued operations in the consolidated statement of operations for the periods ended December 31, 2024 and 2023, respectively.

The assets and liabilities associated with the Discontinued Operations consisted of the following as of December 31, 2024 and 2023, respectively:

(In thousands)	December 31, 2024	December 31, 2023
Assets
Current assets:
Accounts receivable, net	$318	$1,149
Inventory, net	1,079	18,170
Prepaid expenses and other current assets	1,199	3,749
Current assets of discontinued operations	2,596	23,068
Loan receivable, net	—	11,583
Property and equipment, net	186	7,734
Operating lease right-of-use assets	504	1,803
Other non-current assets	25	141
Non-current assets of discontinued operations	715	21,261
Total assets of discontinued operations	$3,311	$44,329

Current liabilities:
Accounts payable	$1,249	$18,699
Accrued expenses and other current liabilities	5,207	9,986
Operating lease liabilities, current	261	599
Related party debt, current	—	—
Customer deposits	2,525	4,019
Current liabilities of discontinued operations	9,242	33,303
Operating lease liabilities, net of current	257	1,394
Long-term debt, net of current	—	—
Non-current liabilities of discontinued operations	257	1,394
Total liabilities	$9,499	$34,697

The following table summarizes the Company’s loss from the Discontinued Operations for the years ended December 31, 2024 and 2023, respectively:

	For the year ended December 31,
(In thousands)	2024	2023
Revenue	$10,212	$16,868
Cost of goods sold	13,487	11,590
Gross (loss) profit	(3,275)	5,278

Selling, general and administrative	8,748	11,655
Research and development	743	2,295
Gain on settlement of contingent liabilities	(5,935)	—
(Gain) loss on disposal on property and equipment	(38)	144
Total operating expenses	3,518	14,094

Operating loss from discontinued operations	(6,793)	(8,816)

Other Income (Expense)
Interest expense, net	—	295
Loss on disposal of Cultivation business	(11,893)	—
Other income, net	169	1,802
Total other expense	(11,724)	2,097

Net loss from discontinued operations	(18,517)	(6,719)
Income tax effect on discontinued operations	—	—
Loss from discontinued operations, net of income taxes	(18,517)	(6,719)

The consolidated statements of cash flows include continuing operations and discontinued operations. The following table summarizes the depreciation and amortization of long-lived assets, provisions for credit losses, adjustments to the net realizable value of inventories, and capital expenditures and disposals related to the Discontinued Operations for the years ended December 31:

	2024	2023
Depreciation and amortization	$1,421	$1,896
Recovery of credit losses	(336)	(15,261)
Recovery of slow-moving inventory	(747)	(14,823)
Purchases of property and equipment	(4)	(59)
Proceeds from disposal of property and equipment	20	311